Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 193,737		$ 199,241
Short-term bank deposits	20,549		15,444
Available-for-sale marketable securities	51,076		50,111
Trade and unbilled receivables, net	823,245		688,129
Other receivables and prepaid expenses	151,367		180,103
Inventories, net of customer advances	756,032		751,247
Total current assets	1,996,006		1,884,275
LONG-TERM INVESTMENTS AND RECEIVABLES:
Investments in affiliated companies, partnerships and other companies	131,362		126,482
Long-term trade and unbilled receivables	242,576		229,687
Long-term bank deposits and other receivables	52,983		19,269
Deferred income taxes, net	35,695		31,465
Severance pay fund	323,388		302,680
Total long-term investments and receivables	786,004		709,583
PROPERTY, PLANT AND EQUIPMENT, NET	481,408	[1]	501,286	[1]
GOODWILL	501,793		500,598
OTHER INTANGIBLE ASSETS, NET	167,957		214,963
Total assets	3,933,168		3,810,705
CURRENT LIABILITIES:
Short-term bank credit and loans	0		181
Current maturities of long-term loans and Series A Notes	63,111		90,056
Trade payables	301,480		260,975
Other payables and accrued expenses	720,544		704,450
Customer advances in excess of costs incurred on contracts in progress	349,998		453,382
Total current liabilities	1,435,133		1,509,044
LONG-TERM LIABILITIES:
Long-term loans, net of current maturities	224,209		173,745
Series A Notes, net of current maturities	377,812		408,610
Employee benefit liabilities	407,855		407,661
Deferred income taxes and tax liabilities, net	73,502		48,787
Customer advances in excess of costs incurred on contracts in progress	164,854		156,497
Other long-term liabilities	55,634		55,735
Total long-term Liabilities	1,303,866		1,251,035
COMMITMENTS AND CONTINGENT LIABILITIES
Elbit Systems Ltd. equity:
Ordinary shares of 1 New Israeli Shekels (“NIS”) par value each; Authorized – 80,000,000 shares as of December 31, 2013 and 2012; Issued 43,996,420 and 43,290,666 shares as of December 31, 2013 and 2012, respectively; Outstanding 42,587,499 and 41,881,745 shares as of December 31, 2013 and 2012, respectively	12,302		12,105
Additional paid-in capital	255,841		237,234
Treasury shares – 1,408,921 as of December 31, 2013 and 2012.	(40,428)		(40,428)
Accumulated other comprehensive loss	(25,219)		(33,544)
Retained earnings	974,516		841,748
Total Elbit Systems Ltd. equity	1,177,012		1,017,115
Non-controlling interests	17,157		33,511
Total equity	1,194,169		1,050,626
Total liabilities and equity	$ 3,933,168		$ 3,810,705

[1]	Net of investment grants received (mainly for instruments, machinery and equipment) in the amounts of $37,399 and $36,990 as of December 31, 2013 and 2012, respectively.